Other Revenues and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other Revenue and Expense Net [abstract]
Summary of Other Revenues and Expenses
Other revenues and expenses-net for each of the years ended December 31, 2022, 2021 and 2020, was as follows:
A.Other revenues

	2022		2021		2020
Translation effect from the consolidated equity method (1)	Ps.	10,383,296	Ps.	—	Ps.	—
Tax updates (2)	8,061,861		915,277		6,966
Other income (3)	7,815,529		3,028,394		909,894
Other income for services	2,797,260		4,126,750		2,420,939
Bidding terms, sanctions, penalties and other	2,353,815		1,429,152		1,170,632
Revenues from reinsurance premiums	1,772,399		110,994		2,534,466
Account debugging	1,558,361		523,365		485,562
Insurance and deposits	1,510,943		1,459,760		2,149,214
Gains on bargain purchase of business acquisition	1,271,188		—		—
Claims recovery	881,462		1,147,424		1,515,295
Funds from FONADIN (4)	732,194		1,674,225		—
Recognition of partial income (5)	410,000		2,756,680		—
Franchise fees	348,906		376,179		494,785
Gain on sale of fixed assets	43,859		52,266		50,215
Participation rights (6)	—		—		30,878
Total other revenues	Ps.	39,941,073	Ps.	17,600,466	Ps.	11,768,846

(1)As of December 31, 2022 PEMEX recognized Ps.10,383,296 of currency translation effects from the investment in DPRLP into other income, as a result of derecognizing the equity method (see Note 12-B).
(2)As of December 31, 2022 PEMEX recognized tax updates "VAT", recovery from IEPS tax variable fee and cancellation of obligations due to losses by legal resolution.
(3)As of December 31, 2022 includes mainly cancellation of trials in process provision.
(4)On June 11, 2021, PEMEX was authorized by the FONADIN for a non-recoverable contribution to continue with the “Exploitation of wastewater” development project at the Miguel Hidalgo refinery, for the payment of executed work and for the associated expenses including pending estimated payments, expenses and investments related to the executed work in the amount of Ps. 4,399,765. The total non-recoverable contribution from the FONADIN was Ps. 6,073,990, of which Ps. 1,674,225 was recognized in 2021 as other income.

Pemex recognized the non-recoverable contribution as deferred income, and it will be recognized over the useful life of the asset from the non-recoverable contribution; this useful life is estimated at 20 years.

There are no conditions or contingencies linked to the non-recoverable contribution from FONADIN since the expenditure and capitalization has already been accrued.

(5)Recognition of partial income and aimed deferred remediation agreement in favor to Petróleos Mexicanos that will be settled in November 2023.
(6)Relates to operators right into EECs, to guarantee their participation interest in such contracts.
Other expenses

	2022		2021		2020
Loss from derecognition of disposal of assets (1)	Ps.	(19,116,521)	Ps.	(45,185,031)	Ps.	(351,010)
Other expenses	(3,304,653)		(3,058,504)		(436,723)
Claims	(3,140,284)		(2,670,560)		(376,697)
Fines	(24,095)		(55,001)		—
Transportation and distribution of natural gas	—		—		(30,284)
Total other expenses	Ps.	(25,585,553)	Ps.	(50,969,096)	Ps.	(1,194,714)
(1)For 2022 and 2021, includes mainly fixed assets from Pemex Exploration and Production without future development plans.